Schedule of Accumulated and Projected Benefit Obligation in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Pension Plans with Accumulated and Projected Benefit Obligations in Excess of Plan Assets [Line Items]
Accumulated benefit obligation	$ 7,210.4	$ 7,645.6
Fair value of plan assets	5,646.7	5,247.8
Projected benefit obligation	7,217.4	8,167.4
Fair value of plan assets	$ 5,646.7	$ 5,758.7